Credit Risk - Disclosure of ECL by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
ECL	£ 1,005	£ 865
ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	709	525
Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	597	425
Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	100
Total JAs
Disclosure of credit risk exposure [line items]
ECL	296	340
Total JAs
Disclosure of credit risk exposure [line items]
ECL	166
Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL	13
Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL	22
Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL	15
Total JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL	57
Total JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL	23
Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL	36
Total JAs
Disclosure of credit risk exposure [line items]
ECL		86
Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL		14
Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL		29
Total JAs | Cladding Risk
Disclosure of credit risk exposure [line items]
ECL		15
Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL		21
Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL		7
Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		236
Total Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
ECL		176
Total Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL		28
Total Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL		23
Total Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL		9
Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	130	18
Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
ECL	61
Total Affordability and Cost of Living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
ECL	27	18
Total Affordability and Cost of Living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
ECL	35
Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	7
Mortgages
Disclosure of credit risk exposure [line items]
ECL	251	190
Mortgages | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	133	120
Mortgages | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	133	120
Mortgages | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Mortgages | Total JAs
Disclosure of credit risk exposure [line items]
ECL	91
Mortgages | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL	13
Mortgages | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL	22
Mortgages | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | Total JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL	36
Mortgages | Total JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL	20
Mortgages | Total JAs
Disclosure of credit risk exposure [line items]
ECL		38
Mortgages | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL		14
Mortgages | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL		29
Mortgages | Total JAs | Cladding Risk
Disclosure of credit risk exposure [line items]
ECL		15
Mortgages | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL		(20)
Mortgages | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		14
Mortgages | Total Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Total Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL		14
Mortgages | Total Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Total Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL		0
Mortgages | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	27	18
Mortgages | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | Total Affordability and Cost of Living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
ECL	27	18
Mortgages | Total Affordability and Cost of Living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
ECL	0
Mortgages | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards
Disclosure of credit risk exposure [line items]
ECL	130	89
Credit cards | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	88
Credit cards | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	88
Credit cards | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Credit cards | Total JAs
Disclosure of credit risk exposure [line items]
ECL	3
Credit cards | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Total JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL	2
Credit cards | Total JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL	1
Credit cards | Total JAs
Disclosure of credit risk exposure [line items]
ECL		1
Credit cards | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total JAs | Cladding Risk
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL		1
Credit cards | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL		0
Credit cards | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	15	0
Credit cards | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
ECL	0
Credit cards | Total Affordability and Cost of Living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
ECL	0	0
Credit cards | Total Affordability and Cost of Living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
ECL	15
Credit cards | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	0
Other
Disclosure of credit risk exposure [line items]
ECL	164	109
Other | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	93	57
Other | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	93	57
Other | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL	44
Other | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL	0
Other | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL	0
Other | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL	15
Other | Total JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL	19
Other | Total JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL	0
Other | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL	10
Other | Total JAs
Disclosure of credit risk exposure [line items]
ECL		29
Other | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL		0
Other | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL		0
Other | Total JAs | Cladding Risk
Disclosure of credit risk exposure [line items]
ECL		0
Other | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL		21
Other | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL		8
Other | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		23
Other | Total Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
ECL		0
Other | Total Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL		14
Other | Total Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL		0
Other | Total Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL		9
Other | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	27	0
Other | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
ECL	0
Other | Total Affordability and Cost of Living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
ECL	0	0
Other | Total Affordability and Cost of Living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
ECL	20
Other | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	7
Consumer Finance
Disclosure of credit risk exposure [line items]
ECL	67	52
Consumer Finance | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	65	52
Consumer Finance | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	65	52
Consumer Finance | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Consumer Finance | Total JAs
Disclosure of credit risk exposure [line items]
ECL	2
Consumer Finance | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Total JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Total JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL	2
Consumer Finance | Total JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total JAs | Cladding Risk
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL		0
Consumer Finance | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Consumer Finance | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Total Affordability and Cost of Living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
ECL	0	0
Consumer Finance | Total Affordability and Cost of Living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
ECL	0
Consumer Finance | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
ECL	393	425
Corporate & Commercial Banking | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	306	208
Corporate & Commercial Banking | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	194	108
Corporate & Commercial Banking | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	112	100
Corporate & Commercial Banking | Total JAs
Disclosure of credit risk exposure [line items]
ECL	26
Corporate & Commercial Banking | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | Total JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | Total JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL	23
Corporate & Commercial Banking | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL	3
Corporate & Commercial Banking | Total JAs
Disclosure of credit risk exposure [line items]
ECL		18
Corporate & Commercial Banking | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Total JAs | Cladding Risk
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL		18
Corporate & Commercial Banking | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		199
Corporate & Commercial Banking | Total Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
ECL		176
Corporate & Commercial Banking | Total Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Total Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL		23
Corporate & Commercial Banking | Total Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL		0
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	61	0
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
ECL	61
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
ECL	0
Corporate & Commercial Banking | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Modelled ECL | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Individually assessed | ECL before JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Total JAs
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total JAs | Cladding Risk
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total JAs | Other
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total Covid-19 JAs
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL		0
Corporate Centre | Total Affordability and Cost of Living JAs
Disclosure of credit risk exposure [line items]
ECL	0	0
Corporate Centre | Total Affordability and Cost of Living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total Affordability and Cost of Living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
ECL	0	£ 0
Corporate Centre | Total Affordability and Cost of Living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
ECL	0
Corporate Centre | Total Affordability and Cost of Living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
ECL	£ 0